Related Party Transactions (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties Text Block Abstract
Occupancy costs	$ 64,741	$ 67,012
Accounts payable and accrued liabilities	304,623	302,883
Notes payable	$ 2,604,713	$ 2,786,183